UNITED STATES
SECURITIES AND EXCHANGE COMISSION
Washington, D.C.  20549

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for quarter ended: March 31 2000

If amended report check: [ ]

Institutional Investment Manager Filing this report:
Name:		Blackhill Capital, Inc.
Address:	161 Madison Ave.
       		Morristown, NJ 07960


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Cary M. Schwartz
Title:		President
Phone:		973-984-7014

Signature, place and date of signing:

Cary M. Schwartz, Morristown, New Jersey, April 18, 2000

I am signing this report as required by the Securities and Exchange act of 1934.






                                                                   SOLE VOTING
NAME OF ISSUER        CLASS        CUSIP    VALUE(X1000) QUANTITY   AUTHORITY

WILLIAMS SONOMA       Common     969904101     43054.16  1388844       Sole
BRISTOL MYERS SQUIBB  Common     110122108     35623.02   614190       Sole
GENERAL ELECTRIC      Common     369604103     34519.18   221810       Sole
TIME WARNER           Common     887315109        31500   315000       Sole
PFIZER                Common     717081103      27920.4   763635       Sole
WARNER LAMBERT        Common     934488107     24237.25   248110       Sole
LILLY, ELI            Common     532457108     19150.85   305802       Sole
LUCENT TECHNOLOGIES   Common     549463107     17421.95   284440       Sole
AMERICAN HOME PRODUCT Common      26609107      13514.9   251440       Sole
GILLETTE              Common     375766102     13370.24   354766       Sole
KIMBERLY CLARK        Common     494368103      12468.3   222400       Sole
MERCK                 Common     589331107     11443.43   184200       Sole
HARTFORD FINANCIAL    Common     45068H106     10647.59   201850       Sole
SCHERING-PLOUGH       Common     806605101     9903.094   266750       Sole
DISNEY                Common     254687106       8398.5   203600       Sole
JOHNSON & JOHNSON     Common     478160104     7548.363   107450       Sole
EASTMAN KODAK         Common     277461109     7400.078   136250       Sole
BAXTER                Common      71813109       6419.2   102400       Sole
ATLANTIC RICHFIELD    Common      48825103         5950    70000       Sole
ABBOTT LABS           Common       2824100      5682.57   161494       Sole
BP AMOCO              Common      55622104     5488.904   103078       Sole
LEHMAN BROTHERS       Common     524908100         5335    55000       Sole
EXXON/MOBIL           Common     30231G102     5144.421    66007       Sole
KINDER MORGAN ENERGY  Common     29356N108      4159.25   104800       Sole
SMITHKLINE BEECHAM    Common     832378301      3963.75    60000       Sole
PROCTER & GAMBLE      Common     742718109     3513.622    62188       Sole
LOEWS CORP            Common     540424108         3500    70000       Sole
XEROX                 Common     984121103         3120   120000       Sole
MICROSOFT             Common     594918104     3098.675    29164       Sole
AUTOMATIC DATA        Common      53015103      2923.95    60600       Sole
SIGMA ALDRICH         Common     826552101     2821.875   105000       Sole
PHARMACIA & UPJOHN    Common     716941109         2380    40000       Sole
ALZA                  Common      22615108     2347.656    62500       Sole
LILLIAN VERNON        Common     532430105     1802.074   189692       Sole
TEXACO                Common     881694103       1612.5    30000       Sole
CATERPILLAR INC.      Common     149123101     1577.697    40005       Sole
S&P 500 INDEX SPYDERS Common     78462F103     1560.141    10375       Sole
UNOCAL                Common     915289102     1539.563    51750       Sole
CISCO SYSTEMS         Common     17275R102     1305.654    16888       Sole
SARA LEE              Common     803111103          900    50000       Sole
CBS                   Common     12490K107     838.6163    14810       Sole
TIFFANY & CO.         Common     886547108       836.25    10000       Sole
STATE STREET BOSTON   Common     857477102      833.125     8600       Sole
TC PIPELINES          Common     87233Q108      790.625    50000       Sole
DELL COMPUTER         Common     247025109     542.0719    10050       Sole
ARCHSTONE COMMUNITIES Common     814141107     539.6882    27069       Sole
BUCKEYE PARTNERS LP   Ltd Ptn     11823010        478.4    18400       Sole
IBM                   Common     459200101       468.46     3970       Sole
NORTHERN BORDER       Ltd Ptn     66478510      450.275    16600       Sole
CK WITCO              Common     12562C108     423.6879    41589       Sole
CITIGROUP             Common     172967101     376.1946     6283       Sole
MOTOROLA              Common    6200761095        372.3     2550       Sole
UNITED WATER RESOURCE Common     913190104        347.5    10000       Sole
INTEL                 Common    4581401001     303.4563     2300       Sole
SEIBEL SYSTEMS        Common    8160062092      259.896     2176       Sole
CORNING               Common    2193501051       227.95     1175       Sole
LAKEHEAD PIPELINE     Ltd Ptn     51157710       215.45     6200       Sole
AMERICAN INTL GROUP   Common      26874107     205.3125     1875       Sole
EMC                   Common    2686481027        163.8     1300       Sole
MELLON FINANCIAL CORP Common    58551A1088      162.911     5476       Sole
TEXAS INSTRUMENTS     Common    8825081040          160     1000       Sole
EMERSON ELEC CO COM   Common    2910111044      159.375     3000       Sole
AMERICAN WATERWORKS   Common     304111026     148.4375     6250       Sole
PHILADELPHIA SUBURBAN Common    7180096080          145     8000       Sole
ELIZABETHTOWN CORP    Common    2692421033     142.3125     2250       Sole
PARK PLACE            Common    7006901000      115.625    10000       Sole
AMERICAN STATE WATER  Common     298991011        107.1     3600       Sole
AMERICA ONLINE        Common     02364J104      94.4125     1400       Sole
NOKIA                 Common    6549022043         88.8      400       Sole
CALIFORNIA WATER      Common    1307881029      86.6875     3800       Sole
BANKAMERICA           Common     605051046     56.52762     1078       Sole
PHILLIP MORRIS        Common    7181541076     34.37037     1627       Sole
SAFEWAY               Common    7865142084      31.7655      702       Sole
GOLDMAN SACHS         Common    38141G1040       31.575      300       Sole
TOOTSIE ROLL CL. B    Common    8905162066     18.34375      587       Sole
UBET.COM              Common    9874131017         8.75     2000       Sole
TOOTSIE ROLL          Common    8905161076        7.749      246       Sole
JUNIPER GROUP         Common    4819054044      1.55527      790       Sole
CONSOLIDATED EDISON   Common    2091151041      0.37862       13       Sole